Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-50841
Entity Registrant Name	51job, Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building 3
Entity Address, Address Line Two	No. 1387 Zhang Dong Road
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201203
Entity Address, Country	CN
Entity Common Stock, Shares Outstanding	67,406,657
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001295484
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Business Contact
Document and Entity Information
Entity Address, Address Line One	Building 3
Entity Address, Address Line Two	No. 1387 Zhang Dong Road
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201203
Entity Address, Country	CN
Contact Personnel Name	Rick Yan
Country Region	86
City Area Code	21
Local Phone Number	6160-1888
Contact Personnel Fax Number	86-21-6879-6233
ADSs
Document and Entity Information
Title of 12(b) Security	American depositary shares, each representing onecommon share, par value US$0.0001 per share
Trading Symbol	JOBS
Security Exchange Name	NASDAQ
Common shares
Document and Entity Information
Title of 12(b) Security	Common shares, par value US$0.0001 per share
No Trading Symbol Flag	true